Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Lease-related Assets and Liabilities (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Operating lease assets	$ 92,386	$ 99,472	$ 1,206,931
Operating lease liabilities - Current	29,649	29,337	136,952
Operating lease liabilities - Noncurrent	$ 62,409	$ 69,844	$ 1,089,390